SCHEDULE OF COMPANY’S OPERATING LEASE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Right of use assets	$ 13,314,626	$ 14,232,240	$ 11,412,562
Operating lease liability, current	3,641,723	3,596,987	2,748,824
Operating lease liability, net of current	9,661,901	10,584,431	8,461,182
Present value of operating lease liabilities	$ 13,303,624	$ 14,181,418	$ 11,210,006